Interim Consolidated Statement of Changes in Shareholders' Equity - CAD ($)	Common Shares	Class "B" Common Shares	Share Capital	Contributed Surplus	Deficit	Total
Beginning balance, shares at Dec. 31, 2017	49,661,150	100,000
Beginning balance, amount at Dec. 31, 2017			$ 4,106,207	$ 0	$ (5,176,116)	$ (1,069,909)
Shares issued pursuant to conversion of convertible promissory notes, shares	46,528,091
Shares issued pursuant to conversion of convertible promissory notes, amount			1,555,106	0		1,555,106
Shares issued pursuant to consulting contracts, shares	600,000
Shares issued pursuant to consulting contracts, amount			7,373	0		7,373
Stock-based compensation						0
Net loss for the period					(650,672)	(650,672)
Ending balance, shares at Sep. 30, 2018	96,789,241	100,000
Ending balance, amount at Sep. 30, 2018			5,668,686	0	(5,826,788)	(158,102)
Beginning balance, shares at Dec. 31, 2018	226,411,904	100,000
Beginning balance, amount at Dec. 31, 2018			6,047,999	$ 0	(6,298,936)	(250,937)
Shares issued pursuant to conversion of convertible promissory notes, shares	126,433,617
Shares issued pursuant to conversion of convertible promissory notes, amount			$ 613,568			$ 613,568
Class B common shares issued, shares		100,000	100	0		100
Stock-based compensation				$ 60,000		$ 60,000
Net loss for the period					(832,209)	(832,209)
Ending balance, shares at Sep. 30, 2019	352,845,521	1,100,000
Ending balance, amount at Sep. 30, 2019			$ 6,661,667	$ 60,000	$ (7,131,145)	$ (409,478)